Income taxes (Details Narrative)	Feb. 28, 2023 USD ($)
Income taxes
Operating Loss Carryforwards	$ 62,493,624
Research And Experimental Development Expenditures, Cumulative Carry-forwards	15,951,739
Unclaimed Investment Tax Credits	$ 2,933,013